Risk Management (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Borrowings	R$ 23,438,372	R$ 17,804,385
Certificado De Deposito Interbancario [Member]
IfrsStatementLineItems [Line Items]
Borrowings	15,250,135	9,966,111
Interest Benchmark Rates [Member]
IfrsStatementLineItems [Line Items]
Borrowings	1,683,342	1,684,711
Indice Nacional De Precos Ao Consumidor Amplos [Member]
IfrsStatementLineItems [Line Items]
Borrowings	2,982,735	3,038,378
Taxa De Juros A Longo Prazos [Member]
IfrsStatementLineItems [Line Items]
Borrowings	1,067,436	1,365,806
Secured Overnight Financing Rate [Member]
IfrsStatementLineItems [Line Items]
Borrowings	1,882,325	1,356,473
Interest And Charge [Member]
IfrsStatementLineItems [Line Items]
Borrowings	R$ 572,399	R$ 392,906